Related party balances and transactions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total		$ 247,328
Beijing Runmei Advertising Co L T D [Member]
Related Party Transaction [Line Items]
Total		247,328
C Rservices [Member]
Related Party Transaction [Line Items]
Total